Other income	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
Other income	26. Other income

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Rental income	17,326	35,848	48,264
Grant income	12,480	21,327	22,727
Dividend income	4,690	9,816	6,592
	34,496	66,991	77,583